Condensed financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 2,550	$ 1,038	$ 443
Net income/(loss)	1,475	166	(777)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	27	22	18
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Deferred taxation	299	138	(199)
Cash utilized for hedge book settlements	0	(2,611)	(797)
Other non cash items	(115)	2,695	1,577
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	189	131	19
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	(13)	(153)	(44)
Inventories	(244)	(215)	(169)
Accounts payable and other current liabilities	126	54	192
Net cash used in investing activities	(1,603)	(1,887)	(268)
Increase in non-current investments	(262)	(158)	(443)
Proceeds on disposal of associates	0	1	0
Net associates and equity accounted joint ventures loans advanced	(25)	(3)	(2)
Affiliates loans repaid	0	0	0
Additions to property, plant and equipment	(1,393)	(973)	(1,019)
Expenditure on intangible assets	(16)	0	0
Proceeds on sale of mining assets	19	69	1,142
Proceeds from sale of investments	91	142	81
Cash Outflows From Derivatives Purchased	0	(984)	(18)
Cash inflows from derivatives purchased	0	0	0
Net loans receivable repaid	4	0	1
Net loans receivable advanced	0	(6)	0
Proceeds on disposal of subsidiary	9	0	0
Cash of subsidiary disposed	(11)	0	0
Change in restricted cash	(19)	25	(10)
Net cash generated/(used) by financing activities	(319)	230	303
Net changes in short-term debt	(109)	(1,159)	(853)
Issuance of stock	10	798	306
Share issue expenses	(1)	(20)	(11)
Net changes in long-term debt	(50)	1,833	896
Debt issue costs	0	(39)	(14)
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	(1,066)	35
Dividends (paid)/received	(169)	(117)	(56)
Net increase/(decrease) in cash and cash equivalents	628	(619)	478
Effect of exchange rate changes on cash	(102)	105	47
Cash and cash equivalents at beginning of period	575	1,100	575
Cash and cash equivalents at ending of period	1,112	575	1,100
Cash and cash equivalents - December 31	586	586
Cash and cash equivalents - January 1	586	586
Disposal Group Including Discontinued Operation Cash And Cash Equivalents		11
Parent Company [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,158	116	326
Net income/(loss)	1,425	112	(825)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	577	2,071	12
Depreciation, depletion and amortization	354	352	277
Impairment of assets	14	73	4
Deferred taxation	212	119	(141)
Cash utilized for hedge book settlements		(993)	0
Other non cash items	(1,709)	(1,522)	946
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	36	36	(3)
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	146	10	27
Receivables	14	(27)	(5)
Inventories	23	(11)	(23)
Accounts payable and other current liabilities	66	(104)	57
Net cash used in investing activities	(552)	(943)	(398)
Increase in non-current investments	(32)	0	0
Proceeds on disposal of associates		1
Net associates and equity accounted joint ventures loans advanced	0	(3)	(2)
Additions to property, plant and equipment	(529)	(424)	(386)
Expenditure on intangible assets	(10)
Proceeds on sale of mining assets	6	60	0
Proceeds from sale of investments	0	0	0
Cash Outflows From Derivatives Purchased		(577)	(11)
Net loans receivable repaid	4		1
Net loans receivable advanced		0
Proceeds on disposal of subsidiary	9
Cash of subsidiary disposed	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	(282)	729	103
Net changes in short-term debt	(99)	126	0
Issuance of stock	10	798	306
Share issue expenses	(1)	(20)	(11)
Net changes in long-term debt	0	0	0
Debt issue costs	0	0	0
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	(49)	(83)
Dividends (paid)/received	(192)	(126)	(109)
Net increase/(decrease) in cash and cash equivalents	324	(98)	31
Effect of exchange rate changes on cash	(88)	19	46
Cash and cash equivalents at beginning of period	152	231	154
Cash and cash equivalents at ending of period	388	152	231
IOMco [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	11	(1,129)	(481)
Net income/(loss)	705	(773)	(1,058)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(15)	1,033	665
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements		0	0
Other non cash items	(789)	(1,973)	(1,685)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	108	580	1,571
Receivables	0	3	(3)
Inventories	0	0	0
Accounts payable and other current liabilities	2	1	29
Net cash used in investing activities	(103)	(42)	(344)
Increase in non-current investments	(98)	(42)	(344)
Proceeds on disposal of associates		0
Net associates and equity accounted joint ventures loans advanced	(5)	0	0
Additions to property, plant and equipment	0	0	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Cash Outflows From Derivatives Purchased		0	0
Net loans receivable repaid	0		0
Net loans receivable advanced		0
Proceeds on disposal of subsidiary	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	436	707	1,174
Net changes in short-term debt	0	(1,000)	(764)
Issuance of stock	202	310	693
Share issue expenses	0	0	0
Net changes in long-term debt	(50)	1,044	674
Debt issue costs	0	(13)	0
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	0	0
Dividends (paid)/received	284	366	571
Net increase/(decrease) in cash and cash equivalents	344	(464)	349
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	114	578	229
Cash and cash equivalents at ending of period	458	114	578
Non Guarantor Subsidiaries [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,503	2,202	727
Net income/(loss)	2,224	86	(646)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,108)	(21)	(2)
Depreciation, depletion and amortization	435	368	338
Impairment of assets	3	18	4
Deferred taxation	87	19	(58)
Cash utilized for hedge book settlements		(1,618)	(797)
Other non cash items	199	4,021	3,540
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	153	95	22
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	(254)	(590)	(1,598)
Receivables	(27)	(129)	(36)
Inventories	(267)	(204)	(146)
Accounts payable and other current liabilities	58	157	106
Net cash used in investing activities	(948)	(902)	474
Increase in non-current investments	(132)	(116)	(99)
Proceeds on disposal of associates		0
Net associates and equity accounted joint ventures loans advanced	(20)	0	0
Additions to property, plant and equipment	(864)	(549)	(633)
Expenditure on intangible assets	(6)
Proceeds on sale of mining assets	13	9	1,142
Proceeds from sale of investments	91	142	81
Cash Outflows From Derivatives Purchased		(407)	(7)
Net loans receivable repaid	0		0
Net loans receivable advanced		6
Proceeds on disposal of subsidiary	0
Cash of subsidiary disposed	(11)
Change in restricted cash	(19)	25	(10)
Net cash generated/(used) by financing activities	(595)	(1,357)	(1,103)
Net changes in short-term debt	(10)	(285)	(89)
Issuance of stock	(202)	(310)	(693)
Share issue expenses	0	0	0
Net changes in long-term debt	0	789	222
Debt issue costs	0	(26)	(14)
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	(1,017)	118
Dividends (paid)/received	(383)	(508)	(647)
Net increase/(decrease) in cash and cash equivalents	(40)	(57)	98
Effect of exchange rate changes on cash	(14)	86	1
Cash and cash equivalents at beginning of period	309	291	192
Cash and cash equivalents at ending of period	266	309	291
Cash and cash equivalents - December 31	320	320
Cash and cash equivalents - January 1	320	320
Disposal Group Including Discontinued Operation Cash And Cash Equivalents		11
Consolidation Eliminations [Member]
Statement Of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(122)	(151)	(129)
Net income/(loss)	(2,879)	741	1,752
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	573	(3,061)	(657)
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements		0	0
Other non cash items	2,184	2,169	(1,224)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	0	0	0
Inventories	0	0	0
Accounts payable and other current liabilities	0	0	0
Net cash used in investing activities	0	0	0
Increase in non-current investments	0	0	0
Proceeds on disposal of associates		0
Net associates and equity accounted joint ventures loans advanced	0	0	0
Additions to property, plant and equipment	0	0	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0	0
Proceeds from sale of investments	0	0	0
Cash Outflows From Derivatives Purchased		0	0
Net loans receivable repaid	0		0
Net loans receivable advanced		0
Proceeds on disposal of subsidiary	0
Cash of subsidiary disposed	0
Change in restricted cash	0	0	0
Net cash generated/(used) by financing activities	122	151	129
Net changes in short-term debt	0	0	0
Issuance of stock	0	0	0
Share issue expenses	0	0	0
Net changes in long-term debt	0	0	0
Debt issue costs	0	0	0
Payments for (Proceeds from) Derivative Instrument, Financing Activities	0	0	0
Dividends (paid)/received	122	151	129
Net increase/(decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at ending of period	$ 0	$ 0	$ 0